Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Feb. 01, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 682,495		$ 699,695
Other receivables:
Advances to equity accounted joint ventures (notes 6b and 6c)	891,478		671,789
Advances to joint venture partner (note 6a)		14,400	14,364
Total loans receivables and other financing receivables	891,275		807,289
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	682,495		699,695
Other receivables:
Long-term receivable and accrued revenue included in other assets (note 5b)	27,266		8,095
Other internal metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint ventures (notes 6b and 6c)	181,514		85,135
Other internal metrics [Member] | Settled [Member]
Other receivables:
Advances to joint venture partner (note 6a)			$ 14,364